Other expense information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Government Grant [Line Items]
Amortization of intangible assets expense	$ 27,190	$ 20,133
Depreciation on property and equipment	63,118	168,835
Employee benefits	11,801,314	5,967,563
Share-based compensation	4,244,608	171,807
Costs to obtain long term contacts	161,291	0
Grant received	419,661	261,088
Grant received recorded in research and development	365,433	204,525
Grant received recorded in selling, general and administrative	54,228	$ 56,563
CEWS
Government Grant [Line Items]
Grant received	775,967
Grant received recorded in cost of sales and services	118,416
Grant received recorded in research and development	153,212
Grant received recorded in selling, general and administrative	$ 504,339